Cover	Jan. 12, 2021	Jan. 12, 2021
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date		Jan. 12, 2021
Entity File Number		001-32404
Entity Registrant Name		POLARITYTE, INC.
Entity Central Index Key		0001076682
Entity Tax Identification Number		06-1529524
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		1960 S. 4250 West
Entity Address, City or Town		Salt Lake City
Entity Address, State or Province		UT
Entity Address, Postal Zip Code		84104
City Area Code		(800)
Local Phone Number		560-3983
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, Par Value $0.001
Trading Symbol		PTE
Security Exchange Name		NASDAQ
Entity Emerging Growth Company	false